Other disclosures - Spain Real Estate Business Segment Information (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Memorandum items: Data from the public consolidated balance sheet
Total assets	€ 1,572,881	€ 1,522,695
Spain
Memorandum items: Data from the public consolidated balance sheet
Total assets	1,572,881
Spain | Accumulated impairment
Memorandum items: Data from the public consolidated balance sheet
Financial assets	1,727
Spain | Customers excluding the public sector
Memorandum items: Data from the public consolidated balance sheet
Total loans and advances to customers excluding the public sector (business in Spain)	€ 247,029